Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of tax expense

	Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD

Current Tax	97,857,914	141,126,316	163,676,039	23,805,693
Deferred Tax	(15,245,782)	(18,127,807)	(33,820,672)	(4,919,013)
Total	82,612,132	122,998,509	129,855,367	18,886,680

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2016	2017	2018
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	2.18%	1.62%	(9.47)%
Goodwill impairment	—	—	(44.22)%
Losses not deductible for income tax purposes	—	—	(5.40)%
Tax-free income	—	(1.75)%	1.10%
Valuation allowance of deferred tax assets	—	—	(55.56)%
Uncertain tax position impact	0.18%	(1.09)%	—
Different tax rate of subsidiary operation in other jurisdiction	(0.81)%	(1.13)%	2.81%
Effective income tax rate	26.55%	22.65%	(85.74)%

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Deferred tax assets:
Deferred revenue	50,156,971	38,727,695	5,632,710
Accrued expenses	1,492,796	112,027,905	16,293,782
Tax loss carry forward	19,157,917	34,376,091	4,999,795
Allowance for doubtful debts	999,354	—	—
Exchange gain	4	—	—
Gross deferred tax assets	71,807,042	185,131,691	26,926,287
Valuation allowance	—	(84,146,463)	(12,238,595)
Net deferred tax assets	71,807,042	100,985,228	14,687,692

Deferred tax liabilities:
Amortization of intangible assets	4,717,167	198,187	28,825
Total deferred tax liabilities	4,717,167	198,187	28,825

Schedule of movement of valuation allowance

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Balance as of January 1	—	—	—	—
Additions	—	—	84,146,463	12,238,595
Write-offs	—	—	—	—
Balance as of December 31	—	—	84,146,463	12,238,595

Schedule of reconciliation of the beginning and ending amounts of uncertain tax position

RMB
Uncertain tax position—January 1, 2016	5,372,253
Gross increases—accrued interest in current period	566,563
Exchange rate translation	—
Uncertain tax position—December 31, 2016	5,938,816
Gross increases—accrued interest in current period	—
Reversal	(5,938,816)
Uncertain tax position—December 31, 2017 and December 31, 2018	—